Leases - Schedule of amounts recognized in statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases [Abstract]
Total cash outflow for leases	$ (37,779)	$ (30,214)
Total cash inflow for leases	$ 1,786	$ 1,251